Investment Objectives and Goals - NEW ALTERNATIVES FUND	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NEW ALTERNATIVES FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of New Alternatives Fund (the “Fund”) is long-term capital appreciation, with income as a secondary objective.